EQUITY	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
EQUITY
22.	EQUITY

(a)	Share capital

Subscribed and paid-in capital is R$21,438,374 (R$21,438,220 at December 31, 2014), represented by the following no-par value shares:

	Number of shares (in thousands)
	2015	2014
Total capital in shares
Common shares	668,034	286,155
Preferred shares	157,727	572,317

Total	825,761	858,472

Treasury shares
Common shares	148,282	8,425
Preferred shares	1,812	7,281

Total	150,094	15,706

Outstanding shares
Common shares	519,752	277,730
Preferred shares	155,915	565,036

Total outstanding shares	675,667	842,766

Preferred shares are nonvoting, but are assured priority in the payment of the noncumulative minimum dividends equal to the higher of 6% per year of the amount obtained by dividing capital stock by the total number of shares of the Company or 3% per year of the amount obtained by dividing book equity by the total number of shares of the Company.

The Company is authorized to increase its capital under a Board of Directors’ resolution, in common and preferred shares, up to the share capital top limit of R$34,038,701,741.49, within the legal top limit of 2/3 for the issuance of new nonvoting preferred shares.

By resolution of the Shareholders’ Meeting or Board of Directors’ Meeting, the Company’s capital can be increased by capitalizing retained earnings or reserves previously set up for this purpose by the Shareholders’ Meeting. Under these conditions, the capitalization can be made without any change in the number of shares.

Capital is represented by common and preferred shares with no par value. The Company is not required to maintain the current proportion of common to preferred share on capital increases.

On February 25, 2015 the Board of Directors approved a capital increase of R$154 without the issue of new shares, through the capitalization of the investment reserve.

In October 2015, the voluntary conversion of Company preferred shares into common shares was completed (Note 1).

(b)	Treasury shares

Treasury shares as at December 31, 2015 originate from the corporate events that took place in the first quarter of 2015, the second quarter of 2014, and the first half of 2012, described below:

(i)	On February 27, 2012, the Extraordinary Shareholders’ Meeting of Oi S.A. approved the Merger Protocol and Justification of Coari with and into the Company and, as a result, the cancelation of the all the treasury shares held by the Company on that date;

(ii)	On February 27, 2012, the Extraordinary Shareholders’ Meeting of Oi S.A. approved the Merger Protocol and Justification of TNL with and into the Company, and the Company’s shares then held by TNL, as a result of the merger of Coari with and into the Company, were canceled, except for 24,647,867 common shares that remained in treasury;

(iii)	Starting April 9, 2012, Oi paid the reimbursement of shares to withdrawing shareholders.

(iv)	As a result of the Company’s capital increase approved by the Board of Directors on April 30 and May 5, 2014, and due to subscription made by Pharol in PT Portugal assets, R$263,028 was reclassified to treasury shares.

(v)	Under the exchange agreement entered into with Pharol on September 8, 2014 (Note 27), approved at Pharol’s extraordinary shareholders’ meeting, by the Brazilian Securities and Exchange Commission - CVM, and at Oi’s extraordinary shareholders’ meeting, on March 30, 2015 the Company conducted a share exchange under which Pharol delivered to PTIF Oi shares divided into 474,348,720 OIBR3 shares and 948,697,440 OIBR4 shares (47,434,872 and 94,869,744 after the reverse stock split, respectively); in exchange, the Company delivered Rio Forte securities to PT SGPS, in the total principal amount of R$3,163 million (€897 million).

The treasury shares position corresponding to items (i), (ii) and (iii) referred to above, not taking into consideration item (iv) because this refers to a reclassification derived from cross-shareholdings, is as follows:

	Common shares (*)	Amount	Preferred shares (*)	Amount
Balance in 2013	84,251	880,378	72,808	1,224,146
Reverse share split	(75,826)		(65,527)
Balance in 2014	8,425	880,378	7,281	1,224,146
Share exchange	47,435	1,054,513	94,870	2,109,026
Share conversion	92,422	3,274,047	(100,339)	(3,274,047)
Balance in 2015	148,282	5,208,938	1,812	59,125

(*)	Number of shares in thousands

Historical cost in purchase of treasury shares (R$ per share)	2015	2014
Weighted average	13.40	13.40
Minimum	3.79	3.79
Maximum	15.25	15.25

(c)	Capital reserves

Capital reserves consist mainly of the Special Reserve on Merger that is represented by the corporate reorganizations primarily due to the corporate reorganization approved on February 27, 2012. In 2015, the increase in this reserve refers the net assets recorded related to merger of TmarPart approved on September 1, 2015 amounting to R$1,105,180 (Note 1).

(d)	Dividends and interest on capital

Dividends are calculated pursuant to the Company’s Bylaws and the Brazilian Corporate Law and dividends preferred or priority dividends are calculated pursuant to the Company’s Bylaws.

Preferred shares are nonvoting, but are assured priority in the payment of the noncumulative minimum dividends equal to the higher of 6% per year of the amount obtained by dividing capital stock by the total number of shares of the Company or 3% per year of the amount obtained by dividing book equity by the total number of shares of the Company.

By decision of the Board of Directors, the Company can pay or credit, as dividends, interest on capital pursuant to Article 9, paragraph 7, of Law 9249/1995. The interest paid or credited will be offset against the annual mandatory minimum dividend amount, pursuant to Article 43 of the Bylaws.

At the Company’s Annual Shareholders’ Meeting held on April 29, 2015 the allocation of loss for 2014, amounting to R$4,407,711, was approved as follows: (i) offset against the legal reserve amounting to R$383,527 and R$4,024,184 to accumulated losses.

The Company reported loss for the year ended December 31, 2015 amounting to R$4,934,908. On March 23, 2016 the Board of Directors approved the Company profit allocation proposal, subject to approval by the Annual Shareholders’ Meeting, to line item accumulated losses.

The mandatory minimum dividends, which are calculated pursuant to Article 202 of Law 6404/1976 (Brazilian Corporate Law), were not calculated because the Company reported losses in 2015 and 2014.

(e)	Share issue costs

This line item includes the share issue costs net of taxes amounting to R$377,429, of which R$194,464 is taxes. These costs are related to the following corporate transactions: (1) capital increase, in accordance with the plan for the business combination between the Company and Pharol and (2) the corporate reorganization of February 27, 2012, and (3) merger of TmarPart with and into Oi. These costs directly attributable to the mentioned events are basically represented by expenses on the preparation of prospectus and reports, third-party professional services, fees and commissions, transfer costs, and registration costs.

(f)	Other comprehensive income

We recognize in this line item other comprehensive income, which includes hedge accounting gains and losses, actuarial gains and losses, foreign exchange differences arising on translating the net investment in foreign subsidiaries, and the tax effects related to these components, which are not recognized in the statement of profit or loss.